Investments with Continuous Unrealized Losses (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 365.1	$ 963.0
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(0.6)	(5.4)
Investments with continuous unrealized losses for 12 months or greater, Fair value	466.6	2,287.1
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(0.6)	(27.5)
Total Investments with continuous unrealized losses, Fair Value	831.7	3,250.1
Total Investments with continuous unrealized losses, Unrealized losses	(1.2)	(32.9)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	227.9	807.3
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(0.3)	(4.4)
Investments with continuous unrealized losses for 12 months or greater, Fair value	332.5	1,852.6
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(0.4)	(22.3)
Total Investments with continuous unrealized losses, Fair Value	560.4	2,659.9
Total Investments with continuous unrealized losses, Unrealized losses	(0.7)	(26.7)
Government Sponsored Enterprises Debentures
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	117.3	40.2
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(0.3)	(0.1)
Investments with continuous unrealized losses for 12 months or greater, Fair value	123.6	429.1
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(0.2)	(5.2)
Total Investments with continuous unrealized losses, Fair Value	240.9	469.3
Total Investments with continuous unrealized losses, Unrealized losses	(0.5)	(5.3)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	19.9	115.5
Investments with continuous unrealized losses for less than 12 months, Unrealized losses		(0.9)
Investments with continuous unrealized losses for 12 months or greater, Fair value	10.5	5.4
Total Investments with continuous unrealized losses, Fair Value	$ 30.4	120.9
Total Investments with continuous unrealized losses, Unrealized losses		$ (0.9)